Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade and Other Receivables [Line items]
Other receivables	$ 244,000,000	$ 42,000,000
Refinitiv [member]
Disclosure of Trade and Other Receivables [Line items]
Other receivables	$ 222,000,000
Percentage of voting equity interests acquired	45.00%
Expected credit losses	$ 0